UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   August 25, 2009

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total: $39,797

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                COM              00104Q107      851   126050 SH       SOLE                   126050
AllianceBernstein              COM              01881G106      364    18100 SH       SOLE                    18100
American Express               COM              025816109     1451    62440 SH       SOLE                    62440
Annaly Capital Mgmt            COM              035710409     1749   115541 SH       SOLE                   115541
Apple Computer                 COM              037833100     1988    13961 SH       SOLE                    13961
Banco Bilbao                   COM              05946K101      212    16857 SH       SOLE                    16857
Bank of America                COM              060505104      185    14003 SH       SOLE                    14003
Berkshire Hathaway B           COM              084670207     2736      945 SH       SOLE                      945
Calamos Asset Mgmt             COM              12811R104     1085    76923 SH       SOLE                    76923
Calpine Corp                   COM              131347304      854    76600 SH       SOLE                    76600
Canadian Zinc Corp             COM              136802105        3    12500 SH       SOLE                    12500
ChevronTexaco                  COM              166764100      294     4441 SH       SOLE                     4441
Chicago Merc Exch              COM              12572Q105      373     1200 SH       SOLE                     1200
Cisco Systems Inc              COM              17275R102      338    18111 SH       SOLE                    18111
Coca Cola                      COM              191216100      741    15435 SH       SOLE                    15435
Comcast A Spcl                 COM              20030N200      428    30375 SH       SOLE                    30375
Compucredit Holdings Corp      COM              20478N100       30    13050 SH       SOLE                    13050
ConocoPhillips                 COM              20825C104      837    19897 SH       SOLE                    19897
Continental Resources          COM              212015101      681    24525 SH       SOLE                    24525
Covidien Ltd                   COM              030852800      572    15282 SH       SOLE                    15282
Cryo-cell Intl                 COM              228895108       11    10000 SH       SOLE                    10000
Dell Inc                       COM              24702R101      516    37600 SH       SOLE                    37600
Disney, Walt Hldg Co           COM              254687106      494    21160 SH       SOLE                    21160
Enterprise Group Holdings      COM              293716106      239     9530 SH       SOLE                     9530
Exxon Mobil Corp               COM              30231G102     2997    42867 SH       SOLE                    42867
First Marblehead Corp          COM              320771108       24    11725 SH       SOLE                    11725
General Electric               COM              369604103      924    78879 SH       SOLE                    78879
Greenlight Capital             COM              G4095J109      781    45100 SH       SOLE                    45100
Group 1 Automotive             COM              398905109      399    15320 SH       SOLE                    15320
Home Depot Inc                 COM              437076102     1086    45970 SH       SOLE                    45970
Johnson & Johnson              COM              478160104     1879    33081 SH       SOLE                    33081
Kinder Morgan                  COM              494550106      596    11652 SH       SOLE                    11652
Kinder Morgan Mgmt             COM              49455U100      528    11687 SH       SOLE                    11687
Legg Mason Inc                 COM              524901105      689    28280 SH       SOLE                    28280
Microsoft Inc                  COM              594918104     2459   103450 SH       SOLE                   103450
Mohawk Industries              COM              608190104      225     6300 SH       SOLE                     6300
Natl Oilwell Varco             COM              637071101      542    16595 SH       SOLE                    16595
Pepsico                        COM              713448108     1345    24480 SH       SOLE                    24480
Pfizer Inc                     COM              717081103      616    41046 SH       SOLE                    41046
Prepaid Card Hldgs Inc         COM              74071E108        0    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109      446     8734 SH       SOLE                     8734
Qualcomm Inc                   COM              747525103      366     8090 SH       SOLE                     8090
Research in Motion             COM              760975102      227     3200 SH       SOLE                     3200
Royal Dutch Shell ADR          COM              780259206      247     4917 SH       SOLE                     4917
S&P Depository Receipts        COM              78462F103     1602    17425 SH       SOLE                    17425
SBA Communications CP          COM              78388j106     1493    60855 SH       SOLE                    60855
Sears Holding Corp             COM              812350106     1114    16750 SH       SOLE                    16750
Streetracks Gold Shs           COM              78463V107      458     5026 SH       SOLE                     5026
Walmart                        COM              931142103      813    16775 SH       SOLE                    16775
Weingarten Realty              COM              948741103      413    28475 SH       SOLE                    28475
News Corp Ltd ADR              SPONS.ADR        65248E104      148    14000 SH       SOLE                    14000
Buckeye GP Holdings L.P.                        118167105      345    17000 SH       SOLE                    17000